Business Combinations - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2023 CAD ($)	Oct. 03, 2022 CAD ($)	Aug. 05, 2022 EUR (€)	Aug. 05, 2022 CAD ($)
Pinion GmbH [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			80.00%	80.00%
Purchase consideration paid in cash			€ 81.4	$ 61.9
KA Shawinigan [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration paid in cash		$ 127.2
KA Shawinigan [member] | General and administrative expenses [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	$ 0.8
Pinion [member]
Disclosure of detailed information about business combination [line items]
Reduction in non-controlling interest	20.4
Pinion [member] | General and administrative expenses [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	$ 0.9